UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Bond Index Portfolio

Fixed income returns were positive across asset classes in 2007, despite the very poor performance of the HEL subcategory within the ABS sector. Significantly lower yields, coupon income and reinvestment of cash flow supported positive returns, while significantly wider spreads were a drag on performance, particularly in the second half of the year. Spreads widened across asset classes as the bad news from the subprime sector hit the market, continued to widen as REITS, hedge funds and mortgage originators sold into ‘panic’ spreads to raise cash, and then widened again as banks and brokerage houses took enormous writedowns which is requiring intense balance sheet management. The “risk adjustment process” is ongoing and will continue to drive volatility higher, stock prices lower particularly in the financial services category, and in general continue to generate uncertainty with respect to the level and direction of interest rates and asset class allocation.

With the exception of the ABS and CMBS sectors, absolute returns were up from 2006, as interest rates were flat until early May, spiked in response to unexpected Fed non-action in mid-June and then dropped across the curve through the end of 2007. Government sectors, including U.S. Treasuries, U.S. Agencies, and other government-related assets significantly outperformed other asset classes last year. Intermediate duration assets in general outperformed, resulting from the combination of falling rates and a steepening yield curve. Spread sectors’ returns were differentiated by quality as MBS (Agency backed) outperformed. Similarly, with respect to performance by quality within the corporate sector, higher rated corporate credits outperformed. Volatility was relatively high, particularly in the second half of the year, spreads across asset classes were relatively unchanged until mid-year and then they widened precipitously in response to the sub-prime and ensuing financial markets crises. Spreads in the Financials sector were particularly hard hit as investor perceptions changed; the market dramatically discounting financial institutions’ credit quality, especially in long-dated assets where returns were negative for the year. Extreme return differences were experienced within the Financials sector as a steep credit curve emerged, with AAA Financials returning +6.82% and BBB Financials returning -1.89%, a range of 871 basis points. The brunt of the credit crisis was felt in the ABS Home Equity sector, with spread widening leading to negative returns of -8.25% for the year.

The Maxim Bond Index Portfolio’s tracking error (defined as the total return of the Portfolio minus the total return of the Index) for 2007 was 23 (.23%), basis points. The performance objective of this portfolio is to track the Lehman Aggregate Index. In 2006, the Maxim Bond Index (MBIX) performance trailed the Lehman Aggregate Index by -1 (-.01%) basis points. In 2005, the Maxim Bond Index performance was ahead of the Lehman Aggregate Index by 18 (0.18%) basis points. This follows underperformance, or tracking error, of 55 basis points (-.55%), in 2004, and 51 basis points (-0.51%) in 2003. Three consecutive years of solid performance relative to the Benchmark reflect implementation of a disciplined process to management of the Portfolio, and ongoing adherence to the concept of indexing. Price performance, coupon income, and strong net participant inflows increased the Portfolio from $151.3 million in 2006 to $261.6 million in 2007. It should be noted however, that the size of the Portfolio can be a barrier to replication which may cause negative tracking error relative to the Index. As of December 31, 2007, MBIX had 302 securities with a market value of roughly $261.6 million, compared to the Lehman Aggregate, which had 9,198 securities with a market value of $10.1 trillion. Looking forward to 2008, it remains critical to approximate and maintain Index characteristics in order to minimize tracking error.

	MAXIM BOND INDEX	LEHMAN AGGREGATE
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	10,708.00	10,868.60
1999	10,674.81	10,779.48
2000	11,878.92	12,033.13
2001	12,772.22	13,048.73
2002	14,009.85	14,387.53
2003	14,441.35	14,977.41
2004	14,915.03	15,627.28
2005	15,228.24	16,006.87
2006	15,808.44	16,699.97
2007	16,873.93	17,863.96

Maxim Bond Index Portfolio

Total Return –

One Year:	6.74%
Five Year:	3.79%
Ten Year:	5.37%

Portfolio Inception: 12/1/1992

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Bond Index Portfolio, made at its inception, with the performance of the Lehman Aggregate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Bond Index Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Bond Index Portfolio of the  Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2007 and 2006

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$259,485,200
Cash	74,942
Collateral for securities loaned	53,390,330
Interest receivable	2,579,951
Subscriptions receivable	537,127

Total assets	316,067,550

LIABILITIES:
Due to investment adviser	109,457
Payable upon return of securities loaned	53,390,330
Redemptions payable	1,759,664

Total liabilities	55,259,451

NET ASSETS	$260,808,099

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,045,076
Additional paid-in capital	255,118,696
Net unrealized appreciation on investments	3,685,745
Accumulated net realized loss on investments	(41,418)

NET ASSETS	$260,808,099

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$12.75

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	20,450,763

(1) Cost of investments in securities:	$255,799,455

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$9,848,039
Income from securities lending	101,770

Total income	9,949,809

EXPENSES:
Management fees	963,740

NET INVESTMENT INCOME	8,986,069

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(307,615)
Change in net unrealized depreciation on investments	4,902,377

Net realized and unrealized gain on investments	4,594,762

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,580,831

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,986,069	$6,417,684
Net realized loss on investments	(307,615)	(185,506)
Change in net unrealized appreciation (depreciation) on investments	4,902,377	(619,781)

Net increase in net assets resulting from operations	13,580,831	5,612,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,845,350)	(6,313,685)

Total distributions	(8,845,350)	(6,313,685)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	180,389,664	87,591,669
Reinvestment of distributions	8,845,350	6,313,685
Redemptions of shares	(88,014,722)	(81,809,766)

Net increase in net assets resulting from share transactions	101,220,292	12,095,588

Total increase in net assets	105,955,773	11,394,300

NET ASSETS:
Beginning of period	154,852,326	143,458,026

End of period (1)	$260,808,099	$154,852,326

OTHER INFORMATION:

SHARES:
Sold	14,334,245	7,050,372
Issued in reinvestment of distributions	708,135	510,372
Redeemed	(7,006,696)	(6,586,715)

Net increase	8,035,684	974,029

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$12.47	$12.54	$12.83	$13.34	$13.63

Income from Investment Operations

Net investment income	0.54	0.53	0.49	0.57	0.61
Net realized and unrealized gain (loss)	0.28	(0.07)	(0.23)	(0.14)	(0.19)

Total Income From Investment Operations	0.82	0.46	0.26	0.43	0.42

Less Distributions

From net investment income	(0.54)	(0.53)	(0.50)	(0.56)	(0.61)
From net realized gains			(0.05)	(0.38)	(0.10)

Total Distributions	(0.54)	(0.53)	(0.55)	(0.94)	(0.71)

Net Asset Value, End of Period	$12.75	$12.47	$12.54	$12.83	$13.34

Total Return	6.74%	3.81%	2.10%	3.28%	3.08%

Net Assets, End of Period ($000)	$260,808	$154,852	$143,458	$124,850	$144,062

Ratio of Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	4.65%	4.39%	4.09%	4.12%	4.47%

Portfolio Turnover Rate	21.07%	30.49%	24.39%	81.13%	13.66%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $30,119,293 and $7,730,599, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $112,867,061 and $31,972,966, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $255,536,635. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,297,802 and gross depreciation of securities in which there was an excess of tax cost over value of $1,349,237 resulting in net appreciation of $3,948,565.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $53,371,025 and received collateral of $53,390,330 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$8,845,350	$6,313,685
Long-term capital gain	0	0

	$8,845,350	$6,313,685

          As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized appreciation on investments	3,948,565
Capital loss carryforwards	(304,238)
Post-October losses	0

Total distributable tax basis earnings	$3,644,327

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2007 the Portfolio reclassified $18,460 from paid-in capital to undistributed net investment income and $159,179 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2007, the Portfolio had available for federal income tax purposes an unused capital loss carryforwards of $89,837 and $214,401, which expire in the years 2014 and 2015, respectively.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007 BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE — 0.10%
250,000	United Technologies Corp	250,709
	Notes
	4.375% May 1, 2010
		$250,709

AGENCY — 46.63%
836,090	Fannie Mae	816,251
	5.000% July 1, 2035
665,090	Fannie Mae	637,946
	4.000% April 1, 2019
1,199,285	Fannie Mae	1,198,877
	5.500% January 1, 2034
119,587	Fannie Mae	127,646
	8.000% November 1, 2022
4,073,637	Fannie Mae	4,065,622
	5.500% November 1, 2036
1,331,639	Fannie Mae	1,314,238
	5.000% January 1, 2024
858,544	Fannie Mae	848,289
	5.500% April 1, 2036
91,520	Fannie Mae	93,941
	7.000% May 1, 2011
31,631	Fannie Mae	31,811
	6.500% November 1, 2009
11,935	Fannie Mae	12,213
	8.000% December 1, 2012
5,166	Fannie Mae	5,286
	8.000% June 1, 2012
519,026	Fannie Mae	530,793
	6.000% January 1, 2029
132,800	Fannie Mae	137,511
	6.500% December 1, 2013
489,952	Fannie Mae	507,128
	6.500% June 1, 2032
364,720	Fannie Mae	382,400
	7.000% July 1, 2032
367,182	Fannie Mae	376,207
	6.000% July 1, 2017
932,391	Fannie Mae	965,025
	6.500% August 1, 2032
2,078,438	Fannie Mae	2,117,489
	6.000% January 1, 2033
325,330	Fannie Mae	326,601
	5.000% June 1, 2018
581,083	Fannie Mae	581,239
	5.500% May 1, 2033
1,322,585	Fannie Mae	1,321,377
	5.500% February 1, 2035
2,882,006	Fannie Mae	2,877,157
	5.500% November 1, 2035
957,032	Fannie Mae	972,417
	6.000% April 1, 2036
1,320,345	Fannie Mae	1,341,404
	6.000% July 1, 2036
3,619,297	Fannie Mae	3,617,905
	5.500% March 1, 2034
2,535,986	Fannie Mae	2,478,175
	5.000% December 1, 2033
403,802	Fannie Mae	410,285
	6.000% November 1, 2035
888,008	Fannie Mae	902,300
	6.000% October 1, 2035
980,351	Fannie Mae	978,490
	5.500% December 1, 2035
621,796	Fannie Mae	632,558
	6.000% December 1, 2035
1,582,147	Fannie Mae	1,607,524
	6.000% February 1, 2036
957,514	Fannie Mae	974,000
	6.000% June 1, 2036
462,703	Fannie Mae	433,203
	4.500% October 1, 2036
862,379	Fannie Mae	886,563
	6.500% August 1, 2036
482,574	Fannie Mae	470,477
	5.000% February 1, 2037
441,040	Fannie Mae	451,288
	6.000% December 1, 2021
982,739	Fannie Mae	958,039
	5.000% May 1, 2037
929,303	Fannie Mae	944,007
	6.000% February 1, 2037
1,956,067	Fannie Mae	1,986,772
	6.000% August 1, 2037
3,973,408	Fannie Mae	3,879,163
	5.000% May 1, 2034
3,353,952	Fannie Mae	3,271,675
	5.000% September 1, 2035
480,183	Fannie Mae	488,234
	6.000% February 1, 2035
801,530	Fannie Mae	759,638
	4.500% December 1, 2034
800,000	Fannie Mae **	842,062
	5.250% September 15, 2016
1,400,000	Fannie Mae **	1,469,363
	6.625% September 15, 2009
500,000	Fannie Mae **	512,115
	4.750% March 12, 2010
700,000	Fannie Mae **	724,891
	5.000% May 11, 2017
1,000,000	Fannie Mae **	1,012,694
	5.250% January 15, 2009
500,000	Fannie Mae **	586,827
	6.250% May 15, 2029
600,000	Fannie Mae **	643,051
	7.250% January 15, 2010
1,600,000	Fannie Mae **	1,716,970
	6.000% May 15, 2011
600,000	Fannie Mae ** ^^	612,235
	4.375% September 15, 2012
500,000	Fannie Mae ** ^^	540,943
	7.125% June 15, 2010
436,708	Fannie Mae ‡	439,847
	4.760% February 1, 2037
1,000,000	Federal Home Loan Bank **	1,028,709
	4.875% May 14, 2010
500,000	Federal Home Loan Bank **	513,074
	5.375% July 17, 2009
1,100,000	Federal Home Loan Bank **	1,092,248
	3.875% June 14, 2013
1,500,000	Federal Home Loan Bank **	1,605,308
	5.375% May 18, 2016
300,000	Federal Home Loan Bank ** ^^	318,942
	5.250% June 18, 2014
1,439,017	Freddie Mac	1,435,436
	5.500% March 1, 2037
1,380,581	Freddie Mac	1,403,397
	6.000% January 1, 2037
975,711	Freddie Mac	979,180
	5.500% June 1, 2027
976,854	Freddie Mac	974,837
	5.500% May 1, 2037
961,129	Freddie Mac	945,069
	4.500% March 1, 2019
1,364,267	Freddie Mac	1,342,583
	4.500% March 1, 2018
116,943	Freddie Mac	121,187
	6.500% April 1, 2029
11,766	Freddie Mac	12,567
	7.500% August 1, 2030
834,990	Freddie Mac	849,823
	6.000% April 1, 2036
435,703	Freddie Mac	442,254
	6.000% June 1, 2036
1,996,535	Freddie Mac	2,052,816
	6.500% November 1, 2037
1,022,096	Freddie Mac	1,038,521
	6.000% March 1, 2036
1,959,459	Freddie Mac	1,990,240
	6.000% November 1, 2036
614,981	Freddie Mac	589,414
	4.000% January 1, 2021
752,738	Freddie Mac	761,640
	5.500% May 1, 2021
970,448	Freddie Mac	970,708
	5.000% April 1, 2021
409,727	Freddie Mac	410,129
	5.000% May 1, 2021
306,145	Freddie Mac	311,659
	6.000% December 1, 2033
743,493	Freddie Mac	730,628
	4.500% August 1, 2020
630,921	Freddie Mac	615,749
	5.000% July 1, 2034
92,545	Freddie Mac	99,091
	7.500% May 1, 2027
996,398	Freddie Mac	978,455
	4.500% July 1, 2020
1,308,698	Freddie Mac	1,357,686
	6.500% November 1, 2032
918,814	Freddie Mac	910,313
	5.000% September 1, 2024
765,572	Freddie Mac	766,836
	5.000% August 1, 2018
2,098,017	Freddie Mac	2,097,416
	5.500% June 1, 2033
631,813	Freddie Mac	640,725
	5.500% February 1, 2018
658,621	Freddie Mac	667,218
	5.500% May 1, 2018
1,420,502	Freddie Mac	1,416,967
	5.500% January 1, 2037
315,353	Freddie Mac	309,960
	4.500% August 1, 2019
798,326	Freddie Mac	799,109
	5.000% December 1, 2020
1,371,971	Freddie Mac	1,393,441
	6.000% December 1, 2036
500,000	Freddie Mac **	509,290
	5.000% June 11, 2009
2,500,000	Freddie Mac **	2,608,603
	5.125% November 17, 2017
400,000	Freddie Mac **	423,878
	5.500% September 15, 2011
450,000	Freddie Mac **	536,167
	6.250% July 15, 2032
2,100,000	Freddie Mac **	2,111,353
	4.625% December 19, 2008
400,000	Freddie Mac **	412,831
	4.750% January 18, 2011
500,000	Freddie Mac **	530,567
	5.250% April 18, 2016
500,000	Freddie Mac **	538,255
	5.500% July 18, 2016
1,000,000	Freddie Mac **	1,020,587
	4.750% November 3, 2009
260,000	Freddie Mac **	266,800
	4.875% February 9, 2010
1,000,000	Freddie Mac **	1,029,722
	4.625% October 25, 2012
1,000,000	Freddie Mac **	1,009,868
	4.750% March 5, 2009
500,000	Freddie Mac **	504,173
	5.450% November 21, 2013
1,000,000	Freddie Mac ** ^^	1,010,441
	4.875% February 17, 2009
300,000	Freddie Mac ** ^^	375,914
	6.750% March 15, 2031
500,000	Freddie Mac ** ^^	525,557
	5.125% July 15, 2012
300,000	Freddie Mac ** ^^	306,917
	4.500% January 15, 2014
900,000	Freddie Mac ** ^^	921,407
	4.500% January 15, 2013
447,316	Freddie Mac ‡	448,853
	5.470% March 1, 2037
940,826	Freddie Mac ‡	961,099
	4.850% August 1, 2037
866,606	Freddie Mac ‡	880,155
	5.270% October 1, 2036
2,216,649	Freddie Mac ‡	2,210,846
	4.740% July 1, 2035
910,561	Freddie Mac ‡	926,323
	5.030% November 1, 2036
899,350	Freddie Mac ‡	909,218
	5.700% November 1, 2036
941,063	Freddie Mac ‡	949,286
	5.700% March 1, 2037
2,019,841	Ginnie Mae	1,990,288
	5.000% November 15, 2033
50,302	Ginnie Mae	54,273
	9.000% January 15, 2017
37,009	Ginnie Mae	39,524
	7.500% December 15, 2025
820,743	Ginnie Mae	823,043
	5.000% September 15, 2018
1,029,606	Ginnie Mae	1,036,512
	5.500% December 15, 2035
98,827	Ginnie Mae	104,918
	7.000% July 15, 2025
60,822	Ginnie Mae	65,442
	9.000% April 15, 2021
2,576,950	Ginnie Mae II	2,582,333
	5.500% February 20, 2036
858,694	Ginnie Mae II	838,879
	5.000% December 20, 2035
500,000	Resolution Funding Corp	722,103
	9.375% October 15, 2020
		$120,978,922

AGENCY MORTGAGE BACKED — 0.39%
1,000,000	Fannie Mae	1,021,338
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
		$1,021,338

AUTOMOBILES — 0.20%
500,000	DaimlerChrysler NA Holding Corp	522,503
	Notes
	6.500% November 15, 2013
		$522,503

BANKS — 0.96%
500,000	Bank of America Corp	537,404
	Subordinated Notes
	7.400% January 15, 2011
500,000	Bank of America NA	478,213
	Subordinated Notes
	6.000% October 15, 2036
500,000	US Bank NA	524,393
	Subordinated Notes
	6.375% August 1, 2011
500,000	Wachovia Bank NA	475,294
	Subordinated Notes
	4.800% November 1, 2014
500,000	Wells Fargo & Co	485,271
	Senior Notes
	5.125% September 15, 2016
		$2,500,575

BROADCAST/MEDIA — 0.58%
500,000	Comcast Cable Communications LLC	522,743
	Senior Notes
	6.750% January 30, 2011
500,000	Cox Communications Inc	490,017
	Global Notes
	5.450% December 15, 2014
500,000	News America Inc	497,427
	Notes
	5.300% December 15, 2014
		$1,510,187

CANADIAN - FEDERAL — 0.20%
500,000	Export Development Canada	512,153
	Notes
	4.500% October 25, 2012
		$512,153

CANADIAN - PROVINCIAL — 0.39%
500,000	Province of Ontario	496,836
	Notes
	4.375% February 15, 2013
500,000	Province of Quebec	509,060
	Bonds
	5.750% February 15, 2009
		$1,005,896

CHEMICALS — 0.38%
1,000,000	EI du Pont de Nemours & Co	983,870
	Senior Unsecured Notes
	5.250% December 15, 2016
		$983,870

COMMERCIAL MORTGAGE BACKED — 4.04%
1,330,000	Bear Stearns Commercial Mortgage Securities ‡	1,318,708
	Series 2005-T20 Class A4A
	5.320% October 12, 2042
1,000,000	GS Mortgage Securities Corp II	958,573
	Series 2005-GG4 Class A4A
	4.751% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,198,102
	Series 2005-GG4 Class A4
	4.761% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	489,466
	Series 2005-LDP2 Class ASB
	4.659% July 15, 2042
886,338	JP Morgan Commercial Mortgage Finance Corp	925,722
	Series 2000-C9 Class A2
	7.770% October 15, 2032
2,000,000	Morgan Stanley Capital I	2,023,213
	Series 2007-T25 Class A3
	5.514% November 12, 2049
1,000,000	Morgan Stanley Capital I	999,277
	Series 2005-IQ10 Class AAB
	5.178% September 15, 2042
2,000,000	Salomon Brothers Mortgage Securities VII	2,085,429
	Series 2001-C1 Class A3
	6.428% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	493,820
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$10,492,310

COMPUTER HARDWARE & SYSTEMS — 0.19%
400,000	International Business Machines Corp	498,963
	Debentures
	8.375% November 1, 2019
		$498,963

COMPUTER SOFTWARE & SERVICES — 0.20%
500,000	Oracle Corp	506,612
	Notes
	5.000% January 15, 2011
		$506,612

CONGLOMERATES — 0.20%
500,000	General Electric Co	506,362
	Notes
	5.000% February 1, 2013
		$506,362

ELECTRIC COMPANIES — 0.76%
500,000	Commonwealth Edison Co	515,257
	1st Mortgage
	6.150% September 15, 2017
500,000	Jersey Central Power & Light Co	476,391
	Senior Notes
	6.150% June 1, 2037
500,000	Ohio Power Co	478,950
	Senior Notes
	4.850% January 15, 2014
500,000	Pacific Gas & Electric Co	499,169
	1st Mortgage
	6.050% March 1, 2034
		$1,969,767

FINANCIAL SERVICES — 2.55%
500,000	American General Finance Corp	494,483
	Notes
	5.850% June 1, 2013
500,000	Bank of New York Mellon Corp	523,844
	Senior Subordinated Notes
	6.375% April 1, 2012
500,000	CIT Group Inc	440,172
	Senior Notes
	5.000% February 13, 2014
500,000	Citigroup Inc	460,682
	Global Notes
	5.850% December 11, 2034
500,000	Citigroup Inc	476,422
	Subordinated Notes
	5.000% September 15, 2014
250,000	General Electric Capital Corp	283,846
	Notes
	6.750% March 15, 2032
500,000	General Electric Capital Corp	506,381
	Senior Notes
	5.375% October 20, 2016
500,000	Household Finance Corp	515,162
	Notes
	6.375% October 15, 2011
500,000	JP Morgan Chase Bank NA	508,511
	Subordinated Notes
	6.000% October 1, 2017
500,000	JPMorgan Chase & Co	490,090
	Subordinated Notes
	5.125% September 15, 2014
500,000	John Deere Capital Corp	499,392
	Unsecured Debentures
	5.100% January 15, 2013
500,000	National Rural Utilities Cooperative Finance Corp	498,655
	Collateral Trust Bonds
	4.375% October 1, 2010
500,000	Washington Mutual Bank	443,646
	Subordinated Notes
	5.500% January 15, 2013
500,000	Washington Mutual Inc	470,824
	Notes
	4.000% January 15, 2009
		$6,612,110

FOOD & BEVERAGES — 0.92%
500,000	Anheuser-Busch Co Inc	505,858
	Debentures
	5.950% January 15, 2033
322,000	General Mills Inc	330,212
	Notes
	6.000% February 15, 2012
500,000	Kellogg Co	529,831
	Notes
	6.600% April 1, 2011
500,000	Kraft Foods Inc	519,421
	Notes
	6.250% June 1, 2012
500,000	Wm Wrigley Jr Co	502,889
	Senior Unsecured Notes
	4.300% July 15, 2010
		$2,388,211

FOREIGN BANKS — 0.59%
500,000	KfW Bankengruppe	518,397
	Notes
	4.625% January 20, 2011
500,000	KfW Bankengruppe	515,135
	Notes
	4.875% January 17, 2017
500,000	KfW Bankengruppe	508,460
	Notes
	4.875% October 19, 2009
		$1,541,992

FOREIGN GOVERNMENTS — 0.54%
300,000	Government of Italy	358,111
	Notes
	6.875% September 27, 2023
500,000	Government of Italy	498,974
	Debentures
	4.500% January 21, 2015
500,000	Government of Mexico	552,250
	Notes
	6.750% September 27, 2034
		$1,409,335

GOLD METALS & MINING — 0.19%
500,000	BHP Finance USA Ltd	483,908
	Global Notes
	5.250% December 15, 2015
		$483,908

HEALTH CARE RELATED — 0.37%
500,000	UnitedHealth Group Inc	483,955
	Notes
	5.000% August 15, 2014
500,000	WellPoint Inc	484,089
	Notes
	5.250% January 15, 2016
		$968,044

HOUSEHOLD GOODS — 0.19%
500,000	Procter & Gamble Co	502,844
	Senior Notes
	5.550% March 5, 2037
		$502,844
INSURANCE RELATED — 0.75%
500,000	Allstate Corp	433,784
	Bonds
	5.350% June 1, 2033
500,000	American International Group Inc	502,597
	Senior Unsecured Bonds
	6.250% May 1, 2036
500,000	MetLife Inc	518,482
	Senior Notes
	6.125% December 1, 2011
500,000	Prudential Financial Inc	502,923
	Notes
	6.100% June 15, 2017
		$1,957,786

INVESTMENT BANK/BROKERAGE FIRM — 1.50%
500,000	Bear Stearns Cos Inc	474,149
	Notes
	5.700% November 15, 2014
500,000	BlackRock Inc	514,715
	Global Notes
	6.250% September 15, 2017
500,000	Credit Suisse First Boston USA Inc	527,103
	Notes
	6.500% January 15, 2012
500,000	Goldman Sachs Capital I	451,560
	Company Guaranteed Notes
	6.345% February 15, 2034
500,000	Goldman Sachs Group Inc	507,491
	Senior Notes
	5.750% October 1, 2016
500,000	Lehman Brothers Holdings Inc	465,349
	Notes
	4.800% March 13, 2014
500,000	Merrill Lynch & Co Inc	491,286
	Subordinated Notes
	6.050% May 16, 2016
500,000	Morgan Stanley	468,427
	Subordinated Notes
	4.750% April 1, 2014
		$3,900,080

LEISURE & ENTERTAINMENT — 0.61%
500,000	Time Warner Inc	526,505
	Company Guaranteed Bonds
	6.875% May 1, 2012
500,000	Viacom Inc	530,817
	Notes
	7.700% July 30, 2010
500,000	Walt Disney Co	530,875
	Notes
	6.375% March 1, 2012
		$1,588,197

MACHINERY — 0.38%
500,000	Caterpillar Inc	508,126
	Senior Notes
	5.700% August 15, 2016
500,000	Dover Corp	480,557
	Notes
	4.875% October 15, 2015
		$988,683

OIL & GAS — 1.02%
500,000	ConocoPhillips	511,794
	Company Guaranteed Bonds
	5.900% October 15, 2032
500,000	PEMEX Project Funding Master Trust	527,017
	Company Guaranteed Bonds
	6.625% June 15, 2035
500,000	Shell International Finance	522,038
	Company Guaranteed Notes
	5.625% June 27, 2011
500,000	Valero Energy Corp	549,495
	Unsecured Notes
	7.500% April 15, 2032
500,000	XTO Energy Inc	546,574
	Senior Notes
	7.500% April 15, 2012
		$2,656,918

OTHER ASSET- BACKED — 0.93%
500,000	ACE Securities Corp ‡	498,125
	Series 2007-D1 Class A2
	6.190% February 25, 2038
1,000,000	Bank of America Credit Card Trust ‡	978,507
	Series 2006-C4 Class C4
	7.130% November 15, 2011
1,000,000	Citicorp Residential Mortgage Securities Inc	925,070
	Series 2006-1 Class A6
	5.836% July 25, 2036
		$2,401,702

PAPER & FOREST PRODUCTS — 0.39%
500,000	International Paper Co	488,006
	Notes
	5.300% April 1, 2015
500,000	Weyerhaeuser Co	525,070
	Notes
	6.750% March 15, 2012
		$1,013,076

PERSONAL LOANS — 0.38%
500,000	American Express Credit Corp	505,448
	Notes
	5.000% December 2, 2010
500,000	HSBC Finance Corp	476,860
	Notes
	5.000% June 30, 2015
		$982,308

PHARMACEUTICALS — 0.40%
500,000	Schering-Plough Corp	518,016
	Senior Unsecured Notes
	6.000% September 15, 2017
500,000	Wyeth	507,833
	Notes
	5.500% February 1, 2014
		$1,025,849

RAILROADS — 0.77%
500,000	CSX Corp	481,341
	Senior Unsecured Notes
	5.600% May 1, 2017
500,000	Canadian National Railway Co	505,409
	Bonds
	5.850% November 15, 2017
500,000	Union Pacific Corp	491,432
	Unsecured Notes
	5.375% May 1, 2014
500,000	Union Pacific Corp	509,549
	Debentures
	6.625% February 1, 2029
		$1,987,731

RETAIL — 0.99%
500,000	Home Depot Inc	473,725
	Senior Unsecured Notes
	5.400% March 1, 2016
500,000	Kroger Co	521,016
	Notes
	6.200% June 15, 2012
500,000	Safeway Inc	521,133
	Senior Unsecured Notes
	6.350% August 15, 2017
500,000	Target Corp	517,626
	Notes
	5.875% March 1, 2012
500,000	Wal-Mart Stores Inc	522,559
	Senior Notes
	6.875% August 10, 2009
		$2,556,059

SUPRANATIONALS — 0.60%
500,000	European Investment Bank	505,706
	Senior Unsubordinated Notes
	4.125% September 15, 2010
500,000	European Investment Bank	522,096
	Bonds
	5.125% September 13, 2016
500,000	Inter-American Development Bank	537,093
	Bonds
	7.375% January 15, 2010
		$1,564,895

TELEPHONE & TELECOMMUNICATIONS — 1.26%
500,000	AT&T Inc	505,708
	Global Notes
	5.625% June 15, 2016
500,000	British Telecommunications PLC	661,813
	Bonds
	9.125% December 15, 2030
500,000	Deutsche Telekom International Finance BV	623,876
	Company Guaranteed Bonds
	8.250% June 15, 2030
500,000	Nextel Communications Inc	469,985
	Bonds
	5.950% March 15, 2014
500,000	Verizon New Jersey Inc	514,899
	Debentures
	5.875% January 17, 2012
500,000	Vodafone Group PLC	497,877
	Global Notes
	5.625% February 27, 2017
		$3,274,158

U.S. GOVERNMENTS — 28.04%
1,000,000	United States of America	1,062,422
	5.125% June 30, 2011
900,000	United States of America	1,089,914
	6.125% November 15, 2027
600,000	United States of America	771,469
	6.875% August 15, 2025
500,000	United States of America	645,235
	7.125% February 15, 2023
500,000	United States of America	503,086
	3.375% October 15, 2009
300,000	United States of America	417,258
	8.500% February 15, 2020
500,000	United States of America	513,203
	4.250% August 15, 2015
600,000	United States of America	848,485
	9.125% May 15, 2018
300,000	United States of America	421,898
	8.875% February 15, 2019
500,000	United States of America	673,985
	8.125% August 15, 2019
400,000	United States of America	569,531
	8.750% August 15, 2020
1,500,000	United States of America	1,520,508
	3.625% June 15, 2010
500,000	United States of America ^^	510,156
	3.875% July 15, 2010
600,000	United States of America ^^	625,172
	4.500% November 15, 2015
1,100,000	United States of America ^^	1,166,688
	4.875% June 30, 2012
2,000,000	United States of America ^^	2,121,562
	4.875% February 15, 2012
500,000	United States of America ^^	533,516
	5.750% August 15, 2010
500,000	United States of America ^^	522,852
	6.000% August 15, 2009
5,000,000	United States of America ^^	5,049,220
	3.625% October 31, 2009
5,000,000	United States of America ^^	5,098,008
	3.875% October 31, 2012
800,000	United States of America ^^	957,813
	6.250% August 15, 2023
900,000	United States of America ^^	1,117,055
	6.375% August 15, 2027
1,000,000	United States of America ^^	1,043,594
	4.375% August 15, 2012
800,000	United States of America ^^	829,187
	4.250% August 15, 2013
1,200,000	United States of America ^^	1,244,156
	4.250% November 15, 2013
500,000	United States of America ^^	500,625
	3.375% December 15, 2008
1,000,000	United States of America ^^	998,750
	3.000% February 15, 2009
900,000	United States of America ^^	1,231,735
	8.000% November 15, 2021
400,000	United States of America ^^	519,375
	7.250% August 15, 2022
500,000	United States of America ^^	506,524
	4.000% June 15, 2009
800,000	United States of America ^^	806,375
	3.625% July 15, 2009
500,000	United States of America ^^	503,321
	3.500% August 15, 2009
1,100,000	United States of America ^^	1,137,382
	4.250% August 15, 2014
4,500,000	United States of America ^^	4,642,385
	4.250% November 15, 2014
500,000	United States of America ^^	513,321
	4.125% August 15, 2010
1,000,000	United States of America ^^	1,029,609
	4.125% August 31, 2012
500,000	United States of America ^^	526,953
	4.875% May 31, 2011
1,000,000	United States of America ^^	1,064,844
	4.875% August 15, 2016
800,000	United States of America ^^	834,875
	4.500% November 30, 2011
2,000,000	United States of America ^^	2,072,968
	4.500% May 15, 2017
3,000,000	United States of America ^^	3,069,843
	4.625% July 31, 2009
500,000	United States of America ^^	510,664
	3.875% September 15, 2010
500,000	United States of America ^^	515,977
	4.250% October 15, 2010
1,500,000	United States of America ^^	1,559,649
	4.500% November 15, 2010
1,350,000	United States of America ^^	1,660,079
	7.250% May 15, 2016
600,000	United States of America ^^	851,531
	8.750% May 15, 2020
1,500,000	United States of America ^^	1,532,462
	4.000% February 15, 2014
1,500,000	United States of America ^^	1,491,093
	2.625% March 15, 2009
1,500,000	United States of America ^^	1,500,704
	3.125% April 15, 2009
500,000	United States of America ^^	505,235
	3.875% May 15, 2009
800,000	United States of America ^^	998,375
	6.250% May 15, 2030
1,200,000	United States of America ^^	1,351,969
	5.375% February 15, 2031
900,000	United States of America ^^	904,570
	4.500% February 15, 2036
500,000	United States of America ^^	523,281
	4.750% February 15, 2037
1,940,000	United States of America ^^	2,074,436
	6.500% February 15, 2010
800,000	United States of America ^^	847,500
	5.000% August 15, 2011
1,000,000	United States of America ^^	1,056,172
	4.750% August 15, 2017
2,400,000	United States of America ^^	2,480,062
	4.500% May 15, 2010
1,000,000	United States of America ^^	1,041,641
	4.500% February 28, 2011
500,000	United States of America ^^	523,985
	4.625% October 31, 2011
1,000,000	United States of America ^^	1,023,594
	4.875% May 15, 2009
		$72,767,837

UTILITIES — 0.40%
500,000	Duke Energy Corp	498,890
	1st Mortgage
	5.300% October 1, 2015
500,000	ONEOK Inc	529,420
	Senior Notes
	7.125% April 15, 2011
		$1,028,310

TOTAL BONDS — 98.99%		$256,860,200
(Cost $253,174,455)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

JOINT REPURCHASE AGREEMENTS

2,265,000	Undivided interest of 10.1% in joint repurchase agreement(Principal Amount/Value $25,825,000 with a maturity value of $25,830,380) with Lehman Brothers Holdings Inc, 3.75%, dated 12/31/07, to be repurchased at $2,625,545 on 01/02/08, collateralized by Fannie Mae, 6.5%, 10/01/37, with a value of $26,341,500.	2,625,000

TOTAL SHORT-TERM INVESTMENTS — 1.01%		$2,625,000
(Cost $2,625,000)

TOTAL MAXIM BOND INDEX PORTFOLIO — 100%		$259,485,200
(Cost $255,799,455)

Legend

** Security is an agency note with maturity date and interest rate indicated.

‡ Represents the current interest rate for variable rate security.

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in undivided joint repurchase agreements with Deutsche Bank Securities Inc and Morgan Stanley, 4.75% - 4.85%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $53,378,042.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	211,599,253	81.55%
Aa	10,928,779	4.21%
A	18,682,601	7.20%
Baa	15,649,567	6.03%
P1	2,625,000	1.01%
	$ 259,485,200	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Bond Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,056.11	$ 2.59

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.68	$ 2.55

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008